LONG-TERM INVESTMENTS (Details) (USD $)	Feb. 28, 2014	Feb. 28, 2013
Long-term investments
Equity method investment	$ 162,739
Total	27,137,239	5,491,073
Fair value option methods investment	3,080,000	5,491,073
BabyTree Inc.
Long-term investments
Available-for-sales securities investments	23,475,000
Third-party technology company
Long-term investments
Available-for-sales securities investments	419,500
Century Mingde
Long-term investments
Fair value option methods investment		2,411,073
Third-party online platform
Long-term investments
Fair value option methods investment	$ 3,080,000	$ 3,080,000